Income Taxes - Income Tax Expense (Benefit) Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Amount computed using the statutory rate	$ (31,623)	$ (102,257)	$ 9,887
State & local taxes	(2,000)	(6,477)	904
Percentage depletion carryforward	(163)	(404)	(1,564)
Non-deductible stock option expense	77	90	213
Share-based compensation	707	1,317	90
Other	1,415	113	(643)
Change in valuation allowance	32,130	110,244	(11,828)
Income tax expense (benefit)	$ 543	$ 2,626	$ (2,941)